REVENUES - Disaggregation of Revenues (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	May 31, 2020
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 14,112	$ 12,952	$ 12,647
Sales-type lease income	127
Other revenues	738	435	352
Revenues	14,977	13,387	12,999
Fee revenue from affiliates			138
Coastal GasLink
Disaggregation of Revenue [Line Items]
Fee revenue from affiliates			$ 61
Ownership interest percentage			35.00%
Sur de Texas
Disaggregation of Revenue [Line Items]
Fee revenue from affiliates			$ 77
Ownership interest percentage			60.00%
Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,807	11,172	$ 11,522
Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	490	324	192
Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,815	1,456	933
Canadian Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,764	4,519	4,469
Sales-type lease income	0
Other revenues	0	0	0
Revenues	$ 4,764	4,519	4,469
Canadian Natural Gas Pipelines | Coastal GasLink
Disaggregation of Revenue [Line Items]
Ownership interest percentage	35.00%			35.00%	35.00%
Canadian Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 4,696	4,432	4,408
Canadian Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Canadian Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	68	87	61
Canadian Natural Gas Pipelines | Coastal GasLink
Disaggregation of Revenue [Line Items]
Fee revenue from affiliates	68	87
U.S. Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,919	5,196	4,955
Sales-type lease income	0
Other revenues	14	37	76
Revenues	5,933	5,233	5,031
U.S. Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,621	4,139	4,301
U.S. Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
U.S. Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,298	1,057	654
Mexico Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	561	605	716
Sales-type lease income	127
Other revenues	0	0	0
Revenues	$ 688	605	716
Mexico Natural Gas Pipelines | Sur de Texas
Disaggregation of Revenue [Line Items]
Ownership interest percentage	60.00%
Mexico Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 507	576	607
Mexico Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Mexico Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	54	29	109
Liquids Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,987	2,030	2,209
Sales-type lease income	0
Other revenues	681	276	162
Revenues	2,668	2,306	2,371
Liquids Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,983	2,025	2,206
Liquids Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Liquids Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4	5	3
Power and Energy Solutions
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	881	602	298
Sales-type lease income	0
Other revenues	43	122	114
Revenues	924	724	412
Power and Energy Solutions | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Power and Energy Solutions | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	490	324	192
Power and Energy Solutions | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	391	$ 278	$ 106
TGNH Pipelines
Disaggregation of Revenue [Line Items]
Other revenues	$ 37